Significant Accounting Policies (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2018	Jun. 30, 2017
Significant Accounting Policies [Line Items]
Total revenue	$ 66,996	$ 55,691
Systems [Member]
Significant Accounting Policies [Line Items]
Total revenue	33,150	28,766
Ink and consumables [Member]
Significant Accounting Policies [Line Items]
Total revenue	25,700	21,640
Spare parts [Member]
Significant Accounting Policies [Line Items]
Total revenue	6,621	4,168
Service contracts [Member]
Significant Accounting Policies [Line Items]
Total revenue	$ 1,525	$ 1,117